Financial instruments - Schedule of financial liabilities (Details) - Financial assets measured at amortized cost - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of financial liabilities [line items]
Current liabilities:	$ 16,152	$ 64,729	$ 112,130
Total	38,460	4,420	48,931
Accounts payable
Disclosure of financial liabilities [line items]
Current liabilities:	2,889	2,425	505
Accrued expenses
Disclosure of financial liabilities [line items]
Current liabilities:	12,101	10,868	13,325
Loss contingency
Disclosure of financial liabilities [line items]
Current liabilities:	0	0	95,250
Current lease liabilities
Disclosure of financial liabilities [line items]
Current liabilities:	1,162	3,157	3,050
Current portion of borrowings with related party | Controlling shareholder
Disclosure of financial liabilities [line items]
Current liabilities:	0	38,778	0
Other current liabilities
Disclosure of financial liabilities [line items]
Current liabilities:	0	9,501	0
Non-current lease liabilities
Disclosure of financial liabilities [line items]
Non-current liabilities:	3,510	4,420	1,625
Long-term borrowings with related party | Controlling shareholder
Disclosure of financial liabilities [line items]
Non-current liabilities:	34,014	0	39,454
Other non-current liabilities
Disclosure of financial liabilities [line items]
Non-current liabilities:	$ 936	$ 0	$ 7,852